Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
Historically, we have not granted equity awards to our NEOs or other employees on a regular basis, and rather, our Compensation Committee has historically considered and approved grants from time to time based on business needs. Beginning in 2026, we anticipate granting annual equity awards to our NEOs and other employees during the first quarter each year. In addition, employees, including the NEOs, are eligible to purchase shares under the ESPP through payroll contributions on preset purchase dates in November and May of each year. During 2025, our Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	In addition, employees, including the NEOs, are eligible to purchase shares under the ESPP through payroll contributions on preset purchase dates in November and May of each year.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false